CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 6,933,910	$ 4,859,909	$ 12,742,290	$ 8,603,052
Cost of revenue	3,170,794	2,321,692	5,927,425	3,900,188
Gross profit	3,763,116	2,538,217	6,814,865	4,702,864
Operating expenses
Sales and marketing	3,642,718	2,013,392	6,466,766	4,130,811
Research and development	1,376,036	669,348	2,395,005	1,226,980
General and administrative	4,480,124	1,289,154	7,833,131	2,642,889
Total expenses	9,498,878	3,971,894	16,694,902	8,000,680
Net loss from operations	(5,735,762)	(1,433,677)	(9,880,037)	(3,297,816)
Other income (expense)
Interest expense	(1,240,159)	(1,197,237)	(2,411,969)	(2,293,075)
Change in fair value of earnout liability	6,700,000		8,200,000
Change in fair value of debt	(802,430)		(2,629,430)
Change in fair value of warrant liability	2,106,398		1,263,839	(20,756)
Loss on extinguishment of debt		(192,731)		(192,731)
Other expense	(123,117)		(529,644)
Total other income (expense), net	6,640,692	(1,389,968)	3,892,796	(2,506,562)
Net income (loss) before income taxes	904,930	(2,823,645)	(5,987,241)	(5,804,378)
Net income (loss)	$ 904,930	$ (2,823,645)	$ (5,987,241)	$ (5,804,378)
Net income (loss) per share attributable to common stockholders, basic	$ 0.06	$ (0.71)	$ (0.37)	$ (1.47)
Net income (loss) per share attributable to common stockholders, diluted	$ (0.01)	$ (0.71)	$ (0.37)	$ (1.47)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic	16,057,630	3,958,258	16,045,110	3,950,009
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted	19,141,231	3,958,258	16,045,110	3,950,009